ADVANCES FROM CUSTOMERS	12 Months Ended
Dec. 31, 2012
ADVANCES FROM CUSTOMERS [Abstract]
ADVANCES FROM CUSTOMERS

10. ADVANCES FROM CUSTOMERS

Advances from customers represent prepayments from customers and are recognized as revenue in accordance with the Group's revenue recognition policy.

Advances from customers consist of the following and is analyzed as long and short portion respectively:

	December 31,
	2011	2012
Customer C	$16,119,606	$15,532,572
Customer I	-	6,852,496
Customer F	7,364,873	3,462,084
Customer B	7,026,172	-
Customer A	2,211,201	-
Customer E	2,156,858	1,532,632
Others	3,689,634	2,016,454

Total	$38,568,344	$29,396,238

Less: Current portion of Advance from customers	$26,060,543	$29,396,238

Long term advance from customers	$12,507,801	$-